Consolidated Statement of Financial Position - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	£ 6,321,000	£ 5,985,000
Other intangible assets, net	33,602,000	36,330,000
Property, plant and equipment, net	37,648,000	8,740,000
Investment in joint venture	0	424,000
Right-of-use assets	14,794,000	5,154,000
Other receivables	100,000	100,000
Investments in equity instruments	2,145,000	2,145,000
Deferred tax asset	1,008,000	0
Total non-current assets	95,618,000	58,878,000
Current assets
Trade receivables	523,000	1,189,000
Other receivables and contract assets	14,618,000	6,313,000
Current tax assets	33,023,000	11,754,000
Inventories	50,000	359,000
Short term bank deposits	101,234,000	0
Cash and cash equivalents	404,577,000	562,173,000
Total current assets	554,025,000	581,788,000
Total assets	649,643,000	640,666,000
Capital and reserves
Share capital	61,000	60,000
Share premium	364,603,000	364,579,000
Deferred shares	0	3,000
Capital redemption reserve	3,000	0
Foreign exchange reserve	1,824,000	(659,000)
Share-based payment reserve	35,267,000	12,930,000
Fair value reserve	(199,000)	(199,000)
Merger reserve	54,213,000	54,213,000
Retained earnings	23,106,000	135,886,000
Total equity attributable to owners of the parent	478,878,000	566,813,000
Non-current liabilities
Loans	313,000	296,000
Lease liabilities	10,942,000	3,804,000
Deferred tax liability, net	7,072,000	7,121,000
Contract liabilities and other advances	59,170,000	16,359,000
Provisions	1,243,000	537,000
Other payables	377,000	0
Total non-current liabilities	79,117,000	28,117,000
Current Liabilities
Trade payables	30,740,000	6,290,000
Lease liabilities	2,641,000	1,075,000
Contract liabilities and other advances	38,812,000	29,962,000
Other payables	19,455,000	8,409,000
Total current liabilities	91,648,000	45,736,000
Total liabilities	170,765,000	73,853,000
Total equity and liabilities	£ 649,643,000	£ 640,666,000